Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of changes in goodwill [Table Text Block]
Balance, January 1, 2024	$75.3
Effects of changes in foreign exchange	(6.1)
Balance, January 1, 2025	$69.2
Effects of changes in foreign exchange	3.4
Balance, December 31, 2025	$72.6